GS Mortgage-Backed Securities Trust 2021-PJ8 ABS-15G

Exhibit 99.2 Schedule 6

Seller Loan ID	Customer Loan ID	Name	Data Field	Tape Data	Review Data	Tape Discrepancy Comments	Deal #
XXXXXX	XXXXXX	XXXXXX	Borrower First Name	Per Tape	Per Data	Summary: Incoming Value: XX Audit Vaue: Audit Value Pulled From Note	XXXXXX
XXXXXX	XXXXXX	XXXXXX	DTI	XXXXXX	XXXXXX	Summary: Incoming Value:XX Audit Value: XX ___ Audit Value: XX 1008 DTI XX% which matches audit	XXXXXX
XXXXXX	XXXXXX	XXXXXX	CLTV	XXXXXX	XXXXXX	Summary: Incoming Value: XX Audit Value: Audit Value of 1st + 2nd liens / Value XX	XXXXXX
XXXXXX	XXXXXX	XXXXXX	LTV	XXXXXX	XXXXXX	Summary: Incoming Value: XX Audit Value: Audit Value of 1st lien / Value XX	XXXXXX
XXXXXX	XXXXXX	XXXXXX	Original Loan Amount	Per Tape	Per Data	Summary: Incoming Value:$XX Audit Value: $XX: Audit Value Pulled from Note	XXXXXX
XXXXXX	XXXXXX	XXXXXX	DTI	XXXXXX	XXXXXX	Summary: Incoming Value:XX Audit Value:XX 1008 DTI XX% Lender used estimated taxes and/or insurance figures. Audit used actual figures based on documentation in the loan file.	XXXXXX
XXXXXX	XXXXXX	XXXXXX	DTI	XXXXXX	XXXXXX	Summary: Incoming Value:XX Audit Value: XX 1008 DTI XX% which matches the audit	XXXXXX
XXXXXX	XXXXXX	XXXXXX	DTI	XXXXXX	XXXXXX	Summary: Incoming Value:XX Audit Value: XX 1008 DTI XX% Discrepancy due to rounding	XXXXXX
XXXXXX	XXXXXX	XXXXXX	Property Type	Single Family Detached (non PUD)	PUD (Only for use with Single Family Detached Homes with PUD riders)	Summary: Incoming Value: Single Family Detached (non PUD) Audit Value: Audit Value Pulled From Appraisal	XXXXXX
XXXXXX	XXXXXX	XXXXXX	Borrower Self Employed	No	Yes	Summary: Incoming Value:No Audit Value: Audit value pulled from documents located in the loan file	XXXXXX
XXXXXX	XXXXXX	XXXXXX	DTI	XXXXXX	XXXXXX	Summary: Incoming Value:XX Audit Value: XX1008 DTI XX% Audit used a more conservative figure for Net Rental Income based on the documentation in the loan file.	XXXXXX
XXXXXX	XXXXXX	XXXXXX	DTI	XXXXXX	XXXXXX	Summary: Incoming Value:XX Audit Value: XX 1008 DTI XX% Lender used estimated taxes and/or insurance figures. Audit used actual figures based on documentation in the loan file.	XXXXXX
XXXXXX	XXXXXX	XXXXXX	Property Type	dPUD (PUD with de minimus monthly HOA dues)	PUD (Only for use with Single Family Detached Homes with PUD riders)	Summary: Incoming Value: dPUD (PUD with de minimus monthly HOA dues) Audit Value: Audit Value Pulled From Appraisal	XXXXXX